S-K 1602(c) Dilution	Jun. 30, 2026 USD ($) $ / shares shares
Without Over- Allotment [Member] | No Redemption [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.01)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	6.74
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.73
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 3.27
Net Tangible Book Value	$ (47,194)
Net Tangible Book Value, Adjusted	$ 97,143,677
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	4,829,998
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	14,431,750
Without Over- Allotment [Member] | No Redemption [Member] | Deferred Underwriting Commissions [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	$ (3,500,000)
Without Over- Allotment [Member] | No Redemption [Member] | Overallotment Liability [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	$ (89,700)
Without Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.01)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	6.13
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.12
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 3.88
Net Tangible Book Value	$ (47,194)
Net Tangible Book Value, Adjusted	$ 73,018,677
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	4,829,998
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	11,931,750
Without Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	$ (2,625,000)
Without Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Overallotment Liability [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	$ (89,700)
Without Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.01)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	5.19
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.18
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 4.82
Net Tangible Book Value	$ (47,194)
Net Tangible Book Value, Adjusted	$ 48,893,677
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	4,829,998
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	9,431,750
Without Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	$ (1,750,000)
Without Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Overallotment Liability [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	$ (89,700)
Without Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.01)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	3.58
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	3.57
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 6.43
Net Tangible Book Value	$ (47,194)
Net Tangible Book Value, Adjusted	$ 24,768,677
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	4,829,998
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	6,931,750
Without Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	$ (875,000)
Without Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Overallotment Liability [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	$ (89,700)
Without Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.01)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	0.16
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	0.15
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 9.85
Net Tangible Book Value	$ (47,194)
Net Tangible Book Value, Adjusted	$ 643,677
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	4,829,998
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	4,431,750
Without Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
Without Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Overallotment Liability [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	$ (89,700)
With Over- Allotment [Member] | No Redemption [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.01)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	6.75
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.74
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 3.26
Net Tangible Book Value	$ (47,194)
Net Tangible Book Value, Adjusted	$ 111,708,377
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	4,829,998
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	16,576,748
With Over- Allotment [Member] | No Redemption [Member] | Deferred Underwriting Commissions [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	$ (4,025,000)
With Over- Allotment [Member] | No Redemption [Member] | Overallotment Liability [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
With Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.01)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	6.14
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.13
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 3.87
Net Tangible Book Value	$ (47,194)
Net Tangible Book Value, Adjusted	$ 83,964,627
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	4,829,998
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	13,701,748
With Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	$ (3,018,750)
With Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Overallotment Liability [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
With Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.01)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	5.2
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.19
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 4.81
Net Tangible Book Value	$ (47,194)
Net Tangible Book Value, Adjusted	$ 56,220,877
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	4,829,998
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	10,826,748
With Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	$ (2,012,500)
With Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Overallotment Liability [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
With Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.01)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	3.59
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	3.58
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 6.42
Net Tangible Book Value	$ (47,194)
Net Tangible Book Value, Adjusted	$ 28,477,127
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	4,829,998
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	7,951,748
With Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	$ (1,006,250)
With Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Overallotment Liability [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
With Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.01)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	0.15
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	0.14
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 9.86
Net Tangible Book Value	$ (47,194)
Net Tangible Book Value, Adjusted	$ 733,377
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	4,829,998
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	5,076,748
With Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
With Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Overallotment Liability [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
Net proceeds from this offering and sale of the private units [Member] | Without Over- Allotment [Member] | No Redemption [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	100,724,830
Net proceeds from this offering and sale of the private units [Member] | Without Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	100,724,830
Net proceeds from this offering and sale of the private units [Member] | Without Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	100,724,830
Net proceeds from this offering and sale of the private units [Member] | Without Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	100,724,830
Net proceeds from this offering and sale of the private units [Member] | Without Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	100,724,830
Net proceeds from this offering and sale of the private units [Member] | With Over- Allotment [Member] | No Redemption [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	115,724,830
Net proceeds from this offering and sale of the private units [Member] | With Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	115,724,830
Net proceeds from this offering and sale of the private units [Member] | With Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	115,724,830
Net proceeds from this offering and sale of the private units [Member] | With Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	115,724,830
Net proceeds from this offering and sale of the private units [Member] | With Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	115,724,830
Offering costs paid in advance, excluded from tangible book value before this offering [Member] | Without Over- Allotment [Member] | No Redemption [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	55,741
Offering costs paid in advance, excluded from tangible book value before this offering [Member] | Without Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	55,741
Offering costs paid in advance, excluded from tangible book value before this offering [Member] | Without Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	55,741
Offering costs paid in advance, excluded from tangible book value before this offering [Member] | Without Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	55,741
Offering costs paid in advance, excluded from tangible book value before this offering [Member] | Without Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	55,741
Offering costs paid in advance, excluded from tangible book value before this offering [Member] | With Over- Allotment [Member] | No Redemption [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	55,741
Offering costs paid in advance, excluded from tangible book value before this offering [Member] | With Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	55,741
Offering costs paid in advance, excluded from tangible book value before this offering [Member] | With Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	55,741
Offering costs paid in advance, excluded from tangible book value before this offering [Member] | With Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	55,741
Offering costs paid in advance, excluded from tangible book value before this offering [Member] | With Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	55,741
Amounts paid for redemptions [Member] | Without Over- Allotment [Member] | No Redemption [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
Amounts paid for redemptions [Member] | Without Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(25,000,000)
Amounts paid for redemptions [Member] | Without Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(50,000,000)
Amounts paid for redemptions [Member] | Without Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(75,000,000)
Amounts paid for redemptions [Member] | Without Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(100,000,000)
Amounts paid for redemptions [Member] | With Over- Allotment [Member] | No Redemption [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
Amounts paid for redemptions [Member] | With Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(28,750,000)
Amounts paid for redemptions [Member] | With Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(57,500,000)
Amounts paid for redemptions [Member] | With Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(86,250,000)
Amounts paid for redemptions [Member] | With Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	$ (115,000,000)
Class B ordinary shares forfeited if over-allotment is not exercised [Member] | Without Over- Allotment [Member] | No Redemption [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(629,998)
Class B ordinary shares forfeited if over-allotment is not exercised [Member] | Without Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(629,998)
Class B ordinary shares forfeited if over-allotment is not exercised [Member] | Without Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(629,998)
Class B ordinary shares forfeited if over-allotment is not exercised [Member] | Without Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(629,998)
Class B ordinary shares forfeited if over-allotment is not exercised [Member] | Without Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(629,998)
Class B ordinary shares forfeited if over-allotment is not exercised [Member] | With Over- Allotment [Member] | No Redemption [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Class B ordinary shares forfeited if over-allotment is not exercised [Member] | With Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Class B ordinary shares forfeited if over-allotment is not exercised [Member] | With Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Class B ordinary shares forfeited if over-allotment is not exercised [Member] | With Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Class B ordinary shares forfeited if over-allotment is not exercised [Member] | With Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Class A ordinary shares included in the units offered [Member] | Without Over- Allotment [Member] | No Redemption [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	10,000,000
Class A ordinary shares included in the units offered [Member] | Without Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	10,000,000
Class A ordinary shares included in the units offered [Member] | Without Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	10,000,000
Class A ordinary shares included in the units offered [Member] | Without Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	10,000,000
Class A ordinary shares included in the units offered [Member] | Without Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	10,000,000
Class A ordinary shares included in the units offered [Member] | With Over- Allotment [Member] | No Redemption [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	11,500,000
Class A ordinary shares included in the units offered [Member] | With Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	11,500,000
Class A ordinary shares included in the units offered [Member] | With Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	11,500,000
Class A ordinary shares included in the units offered [Member] | With Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	11,500,000
Class A ordinary shares included in the units offered [Member] | With Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	11,500,000
Class A ordinary shares included in the private units [Member] | Without Over- Allotment [Member] | No Redemption [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	231,750
Class A ordinary shares included in the private units [Member] | Without Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	231,750
Class A ordinary shares included in the private units [Member] | Without Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	231,750
Class A ordinary shares included in the private units [Member] | Without Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	231,750
Class A ordinary shares included in the private units [Member] | Without Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	231,750
Class A ordinary shares included in the private units [Member] | With Over- Allotment [Member] | No Redemption [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	246,750
Class A ordinary shares included in the private units [Member] | With Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	246,750
Class A ordinary shares included in the private units [Member] | With Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	246,750
Class A ordinary shares included in the private units [Member] | With Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	246,750
Class A ordinary shares included in the private units [Member] | With Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	246,750
Ordinary shares redeemed [Member] | Without Over- Allotment [Member] | No Redemption [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary shares redeemed [Member] | Without Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(2,500,000)
Ordinary shares redeemed [Member] | Without Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(5,000,000)
Ordinary shares redeemed [Member] | Without Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(7,500,000)
Ordinary shares redeemed [Member] | Without Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(10,000,000)
Ordinary shares redeemed [Member] | With Over- Allotment [Member] | No Redemption [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary shares redeemed [Member] | With Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(2,875,000)
Ordinary shares redeemed [Member] | With Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(5,750,000)
Ordinary shares redeemed [Member] | With Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(8,625,000)
Ordinary shares redeemed [Member] | With Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(11,500,000)